Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 107,537	$ 106,865	$ 105,116
Provisions for expected credit losses	(209)	(245)	(257)
Total ECL allowances and provisions	(1,294)	(1,378)	(1,468)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	17,457	17,493	17,081
Provisions for expected credit losses	(52)	(59)	(63)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,142	3,425	3,710
Provisions for expected credit losses	(13)	(17)	(20)
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,269	1,243	1,310
Provisions for expected credit losses	(13)	(12)	(13)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,465	7,579	7,637
Provisions for expected credit losses	(16)	(18)	(17)
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,166	2,136	641
Provisions for expected credit losses	(1)	(2)	(2)
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,372	2,057	1,441
Provisions for expected credit losses	(2)	(4)	(2)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	37,751	38,137	41,372
Provisions for expected credit losses	(118)	(138)	(142)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	22,464	22,943	24,209
Provisions for expected credit losses	(103)	(121)	(121)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,253	5,988	3,247
Provisions for expected credit losses	0	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	38,796	39,424	40,134
Provisions for expected credit losses	(36)	(45)	(50)
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,542	7,227	6,328
Provisions for expected credit losses	(5)	(11)	(12)
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,383	4,429	4,909
Provisions for expected credit losses	(7)	(9)	(9)
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,173	5,036	5,827
Provisions for expected credit losses	(14)	(14)	(16)
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,632	8,566	9,671
Provisions for expected credit losses	0	(1)	0
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,298	9,175	8,661
Provisions for expected credit losses	(6)	(6)	(8)
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	251	322	242
Provisions for expected credit losses	0	0	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,281	5,824	3,282
Provisions for expected credit losses	(3)	(3)	(2)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	98,938	96,773	93,337
Provisions for expected credit losses	(114)	(121)	(119)
Total ECL allowances and provisions	(277)	(301)	(306)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	15,719	15,377	14,687
Provisions for expected credit losses	(15)	(15)	(14)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,995	2,025	2,048
Provisions for expected credit losses	(3)	(3)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,002	936	936
Provisions for expected credit losses	(1)	0	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,257	7,304	7,413
Provisions for expected credit losses	(10)	(9)	(7)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,166	2,136	633
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,342	2,031	1,416
Provisions for expected credit losses	(1)	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	34,505	34,312	36,894
Provisions for expected credit losses	(69)	(75)	(74)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	19,621	19,600	20,195
Provisions for expected credit losses	(61)	(68)	(63)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,253	5,988	3,247
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	35,201	35,311	35,233
Provisions for expected credit losses	(28)	(27)	(29)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,135	6,786	5,811
Provisions for expected credit losses	(4)	(5)	(5)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,924	2,713	2,783
Provisions for expected credit losses	(4)	(3)	(2)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,498	4,120	4,596
Provisions for expected credit losses	(12)	(11)	(12)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,632	8,566	9,671
Provisions for expected credit losses	0	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,825	8,695	8,220
Provisions for expected credit losses	(5)	(5)	(6)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	251	322	242
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,260	5,785	3,277
Provisions for expected credit losses	(2)	(3)	(2)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,191	9,738	11,396
Provisions for expected credit losses	(67)	(95)	(104)
Total ECL allowances and provisions	(233)	(290)	(333)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,580	1,952	2,225
Provisions for expected credit losses	(9)	(15)	(15)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,035	1,281	1,549
Provisions for expected credit losses	(3)	(5)	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	222	262	326
Provisions for expected credit losses	(1)	(1)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	208	275	224
Provisions for expected credit losses	(5)	(9)	(9)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	30	26	25
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,064	3,730	4,374
Provisions for expected credit losses	(49)	(63)	(68)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,718	3,278	3,950
Provisions for expected credit losses	(42)	(54)	(58)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,526	4,023	4,792
Provisions for expected credit losses	(8)	(18)	(21)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	407	432	517
Provisions for expected credit losses	(1)	(6)	(7)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,434	1,690	2,099
Provisions for expected credit losses	(3)	(6)	(7)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	643	878	1,169
Provisions for expected credit losses	(2)	(3)	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	464	469	430
Provisions for expected credit losses	(2)	(1)	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	20	34	5
Provisions for expected credit losses	(1)	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	408	354	382
Provisions for expected credit losses	(27)	(29)	(34)
Total ECL allowances and provisions	(784)	(787)	(829)
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	158	164	170
Provisions for expected credit losses	(27)	(29)	(34)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	112	119	113
Provisions for expected credit losses	(7)	(9)	(12)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	46	45	48
Provisions for expected credit losses	(12)	(11)	(11)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	8
Provisions for expected credit losses	(1)	(1)	(2)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	(1)	(3)	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	181	95	104
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	125	65	64
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	68	89	108
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	9	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	25	25	27
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	32	39	63
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	9	11	11
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	1	5	0
Provisions for expected credit losses	$ 0	$ 0	$ 0